Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.2%

Security	Principal Amount (000's omitted)	Value
ARES Loan Funding IX Ltd., Series 2025-ALF9A, Class E, 8.753%, (3 mo. SOFR + 5.00%), 3/31/38(1)(2)	$1,250	$ 1,221,508
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 9.753%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	1,500	1,422,113
ARES XXXIX CLO Ltd., Series 2016-39A, Class ER4, 10.053%, (3 mo. SOFR + 6.30%), 7/15/39(1)(2)	1,500	1,506,420
Ballyrock CLO 31 Ltd., Series 2026-31A, Class D, 8.658%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	1,500	1,503,765
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.96%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	1,500	1,453,514
Barings CLO Ltd., Series 2026-3A, Class D2, (3 mo. SOFR + 4.15%), 7/20/39(1)(3)	1,000	1,001,035
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	1,500	1,504,401
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.453%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	1,000	987,162
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.629%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	990,102
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.121%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,455,905
Bryant Park Funding Ltd., Series 2026-29A, Class E, 8.562%, (3 mo. SOFR + 4.80%), 4/22/39(1)(2)	1,500	1,482,796
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.193%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,153,773
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.979%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	1,500	1,513,344
Garnet CLO 4 Ltd., Series 2025-4A, Class E, 8.729%, (3 mo. SOFR + 5.00%), 1/20/39(1)(2)	1,500	1,496,250
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.353%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	851,504
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.71%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	1,000	972,068
Octagon 70 Alto Ltd., Series 2023-1A, Class E, 10.389%, (3 mo. SOFR + 6.66%), 10/20/36(1)(2)	1,500	1,410,732
Palmer Square CLO Ltd., Series 2019-1A, Class ER2, 8.546%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	1,000	966,784
Post CLO VIII Ltd., Series 2026-1A, Class E, 9.158%, (3 mo. SOFR + 5.25%), 7/20/39(1)(2)	1,500	1,510,833
Riverbank Park CLO Ltd., Series 2024-1A, Class E, 8.61%, (3 mo. SOFR + 4.80%), 1/25/38(1)(2)	1,000	907,743
RR 25 Ltd., Series 2023-25A, Class DR2, 9.203%, (3 mo. SOFR + 5.45%), 4/15/41(1)(2)	1,500	1,507,488
Security	Principal Amount (000's omitted)	Value
RR 27 Ltd., Series 2023-27A, Class DR, 8.603%, (3 mo. SOFR + 4.85%), 10/15/40(1)(2)	$1,500	$ 1,478,221
RR 29 Ltd., Series 2024-29RA, Class DR, 9.523%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	600	586,491
RR 42 Ltd., Series 2025-42A, Class DR, 8.853%, (3 mo. SOFR + 5.10%), 10/15/40(1)(2)	1,625	1,613,727
Silver Point CLO 17 Ltd., Series 2026-17A, Class E, 10.146%, (3 mo. SOFR + 6.43%), 4/15/39(1)(2)	1,500	1,506,742
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.617%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	1,500	1,507,371
Voya CLO Ltd., Series 2013-1A, Class DR, 10.495%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,947,378
Total Asset-Backed Securities (identified cost $36,173,508)		$ 35,459,170

Common Stocks — 1.5%

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.2%
Luxco Co. Ltd.(4)(5)	5,286	$ 102,969
Range Red Acquisitions LLC, Class A1(4)(5)(6)	479	646,224
		$ 749,193
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	2,650	$ 18,815
		$ 18,815
Health Care — 0.3%
Cano Health, Inc.(4)(5)(6)	106,449	$ 0
Envision Parent, Inc.(4)(5)	44,965	835,225
		$ 835,225
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	74,131	$ 633,190
Serta SSB Equipment Co.(4)(5)(6)	74,131	0
		$ 633,190
Investment Companies — 0.0%
Aegletes BV(4)(5)(6)	14,087	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(4)(5)(6)	11,470	$ 0
		$ 0

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 0.8%
Mallinckrodt International Finance SA(4)(5)	27,357	$ 2,688,591
Par Health, Inc.(4)(5)	27,357	173,908
		$ 2,862,499
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(4)(5)(6)	556	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(4)(5)(6)	10,847	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(4)(5)(6)	45,136	$ 0
		$ 0
Total Common Stocks (identified cost $6,671,236)		$ 5,098,922

Corporate Bonds — 4.1%

Security	Principal Amount (000's omitted)	Value
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 590,346
		$ 590,346
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 481,813
		$ 481,813
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	$850	$ 813,118
		$ 813,118
Electric — 0.3%
VoltaGrid LLC, 7.375%, 11/1/30(1)	$850	$ 854,731
		$ 854,731
Security	Principal Amount (000's omitted)	Value
Entertainment — 0.3%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	$850	$ 884,555
		$ 884,555
Health Care — 0.4%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 593,561
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	850	850,136
		$ 1,443,697
Health Care Providers & Services — 0.2%
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	$850	$ 853,710
		$ 853,710
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 603,180
		$ 603,180
Media — 0.5%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$850	$ 872,715
Univision Communications, Inc., 9.375%, 8/1/32(1)	850	849,621
		$ 1,722,336
Packaging & Containers — 0.2%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	$850	$ 768,582
		$ 768,582
Pharmaceuticals — 0.3%
1261229 B.C. Ltd., 10.00%, 4/15/32(1)	$850	$ 869,604
		$ 869,604
Pipelines — 0.6%
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	$850	$ 886,570
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	850	884,260
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	447	462,336
		$ 2,233,166
Professional Services — 0.2%
Neptune Bidco U.S., Inc., 10.375%, 5/15/31(1)	$700	$ 733,498
		$ 733,498

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Software — 0.4%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	$712	$ 656,311
Cloud Software Group LLC, 9.00%, 9/30/29(1)	850	833,562
		$ 1,489,873
Total Corporate Bonds (identified cost $14,491,492)		$ 14,342,209

Exchange-Traded Funds — 1.4%

Security	Shares	Value
Income Funds — 1.4%
Eaton Vance Floating-Rate ETF(7)	104,675	$ 5,061,036
Total Exchange-Traded Funds (identified cost $5,153,319)		$ 5,061,036

Preferred Stocks — 0.3%

Security	Shares	Value
Beverages — 0.1%
City Brewing TopCo LLC(4)(6)	68,871	$ 348,487
		$ 348,487
Software and Services — 0.1%
Blackboard LLC, Series A(4)(5)(6)	12,214	$ 222,051
		$ 222,051
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	8,637	$ 185,695
Series G1(4)	5,968	128,312
		$ 314,007
Total Preferred Stocks (identified cost $1,132,468)		$ 884,545

Senior Floating-Rate Loans — 119.0%(8)

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.5%
Aernnova Aerospace SAU, Term Loan, 6.547%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	500	$ 582,341
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Air Comm Corp. LLC:
Term Loan, 6.196%, (3 mo. USD Term SOFR + 2.50%), 12/11/31		1,456	$ 1,458,394
Term Loan, 12/11/31(9)		51	50,913
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.118%, (6 mo. USD Term SOFR + 3.25%), 2/11/32		642	644,012
Kaman Corp.:
Term Loan, 5.671%, (3 mo. USD Term SOFR + 2.00%), 2/26/32		1,141	1,141,627
Term Loan, 2/26/32(9)		132	132,419
Propulsion (BC) Finco SARL, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 12/1/32		200	200,566
TransDigm, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		2,970	2,976,928
VistaJet Malta Finance PLC, Term Loan, 7.475%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		1,479	1,483,722
			$ 8,670,922
Airlines — 0.6%
American Airlines, Inc., Term Loan, 5.979%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,942	$ 1,943,749
			$ 1,943,749
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 5/21/32		2,139	$ 2,145,047
			$ 2,145,047
Auto Components — 2.2%
Adient U.S. LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		1,527	$ 1,529,616
Autokiniton U.S. Holdings, Inc., Term Loan, 7.845%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		806	807,045
Clarios Global LP:
Term Loan, 4.941%, (1 mo. EURIBOR + 2.75%), 1/28/32	EUR	630	728,657
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		1,667	1,672,501
DexKo Global, Inc.:
Term Loan, 7.209%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	477	541,331
Term Loan, 7.209%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	325	368,609
Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		696	677,165
RealTruck Group, Inc.:
Term Loan, 8.648%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		767	460,498

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
RealTruck Group, Inc.: (continued)
Term Loan, 9.386%, (3 mo. USD Term SOFR + 5.75%), 1/31/31		550	$ 566,567
Term Loan, 9.898%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		662	397,452
			$ 7,749,441
Automobiles — 0.2%
MajorDrive Holdings IV LLC, Term Loan, 9.382%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		832	$ 797,803
			$ 797,803
Beverages — 0.9%
Arterra Wines Canada, Inc., Term Loan, 7.494%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		944	$ 943,812
City Brewing Co. LLC, Term Loan, 10.666%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		133	664
Pegasus BidCo BV, Term Loan, 7/12/32(10)		1,000	1,003,000
Primo Brands Corp., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 3/31/31		1,299	1,306,065
			$ 3,253,541
Biotechnology — 1.2%
Alkermes, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 8/12/31		673	$ 676,396
Alltech, Inc., Term Loan, 8.095%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		1,789	1,799,271
Grifols Worldwide Operations USA, Inc., Term Loan, 6.187%, (6 mo. USD Term SOFR + 2.50%), 4/14/33		1,746	1,751,176
			$ 4,226,843
Broadline Retail — 0.9%
Peer Holding III BV:
Term Loan, 5.041%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	525	$ 608,839
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,075	1,079,417
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,379	1,383,654
			$ 3,071,910
Building Products — 0.1%
Gibraltar Industries, Inc., Term Loan, 5.915% - 5.926%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		508	$ 508,644
			$ 508,644
Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets — 6.0%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	1,303	$ 1,309,379
Apex Group Treasury LLC, Term Loan, 7.153%, (3 mo. USD Term SOFR + 3.50%), 2/27/32	573	546,483
Aretec Group, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 8/9/30	836	838,848
Citco Funding LLC, Term Loan, 5.823%, (3 mo. USD Term SOFR + 2.00%), 1/30/33	672	671,746
Edelman Financial Center LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 12/1/31	2,397	2,409,916
EIG Management Co. LLC, Term Loan, 8.731%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	371	368,763
Focus Financial Partners LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	3,264	3,225,881
Franklin Square Holdings LP, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	1,005	937,952
HighTower Holdings LLC, Term Loan, 6.408%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	1,609	1,604,967
Jupiter Borrower, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 6/30/33	1,500	1,510,935
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/22/31	1,054	1,049,928
Mariner Wealth Advisors LLC , Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	1,799	1,804,613
NEXUS Buyer LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 7/31/31	1,089	1,057,229
Orion Advisor Solutions, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 9/24/30	814	810,235
Orion U.S. Finco, Inc., Term Loan, 7.01%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	748	751,555
Saphilux SARL, Term Loan, 6.61% - 6.73%, (3 mo. USD Term SOFR + 3.00%), 7/18/33	1,931	1,936,133
		$ 20,834,563
Chemicals — 3.5%
AAP Buyer, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 9/9/31	468	$ 470,507
BASF Coatings, Term Loan, 7.244%, (3 mo. USD Term SOFR + 3.50%), 6/29/33	800	804,500
Charter NEX U.S., Inc., Term Loan, 6.167%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	2,142	2,146,928
Chemours Co., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/15/32	995	994,070
CP Iris HoldCo I, Inc.:
Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	824	797,049
Term Loan, 10/27/32(9)	24	23,496

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Discovery Purchaser Corp., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	1,206	$ 1,202,868
INEOS U.S. Finance LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	1,096	1,041,436
Minerals Technologies, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	517	517,125
Nouryon Finance BV, Term Loan, 7.23%, (3 mo. USD Term SOFR + 3.50%), 7/8/31	600	600,846
Olympus Water U.S. Holding Corp., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,029	2,030,336
SCUR-Alpha 1503 GmbH, Term Loan, 9.323%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	460	400,736
Tronox Finance LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	460	371,795
W.R. Grace & Co.-Conn., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	645	645,664
		$ 12,047,356
Commercial Services & Supplies — 5.3%
Albion Financing 3 SARL, Term Loan, 6.632%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	1,556	$ 1,565,592
Allied Universal Holdco LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	2,481	2,490,815
American Auto Auction Group LLC, Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 5/28/32	249	249,954
Belfor Holdings, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	539	540,573
EnergySolutions LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,131	1,133,660
Garda World Security Corp., Term Loan, 6.513%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	2,623	2,626,138
Gategroup Fin Luxembourg SA, Term Loan, 7.225%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	594	598,470
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	1,788	1,792,842
Heritage Environmental Services, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 4/1/33	1,500	1,509,375
Heritage-Crystal Clean, Inc., Term Loan, 6.642%, (3 mo. USD Term SOFR + 3.00%), 10/17/30	1,425	1,432,010
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.243%, (1 mo. USD Term SOFR + 2.50%), 12/2/31	1,739	1,744,092
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	838	836,921
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Reworld Holding Corp.:
Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 1/15/31		1,201	$ 1,203,969
Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 1/15/31		196	196,135
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		741	742,235
			$ 18,662,781
Construction Materials — 1.1%
Quikrete Holdings, Inc.:
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		1,328	$ 1,331,792
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		1,331	1,333,636
Smyrna Ready Mix Concrete LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		992	998,978
			$ 3,664,406
Consumer Staples Distribution & Retail — 0.5%
Boots Group Bidco Ltd., Term Loan, 6.921%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		1,891	$ 1,899,555
			$ 1,899,555
Containers & Packaging — 2.6%
Altium Packaging LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		466	$ 446,736
Berlin Packaging LLC, Term Loan, 6.983%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		1,740	1,733,989
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.906%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		1,376	1,346,208
Pelican Products, Inc., Term Loan, 12/29/28(10)		500	483,870
Proampac PG Borrower LLC, Term Loan, 7.666% - 7.823%, (3 mo. USD Term SOFR + 4.00%), 3/7/33		2,025	1,985,340
Sword Purchaser LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		2,325	2,245,706
Trivium Packaging BV, Term Loan, 5.709%, (3 mo. EURIBOR + 3.25%), 5/28/30	EUR	575	661,735
			$ 8,903,584
Distributors — 0.6%
ADI Global Distribution Funding LLC, Term Loan, 7/1/33(10)		325	$ 325,814

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Parts Europe SA, Term Loan, 4.985%, (3 mo. EURIBOR + 2.50%), 2/6/31	EUR	1,475	$ 1,706,560
Phillips Feed Service, Inc., Term Loan, 14.00%, (1 mo. USD Term SOFR + 10.00%), 4/13/33(6)		103	62,064
			$ 2,094,438
Diversified Consumer Services — 2.0%
Ascend Learning LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		1,507	$ 1,491,574
Fugue Finance BV, Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		2,065	2,064,020
Lernen Bidco Ltd., Term Loan, 7.01%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		517	504,245
Spring Education Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		1,576	1,576,248
Wand NewCo 3, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		1,499	1,504,255
			$ 7,140,342
Diversified Telecommunication Services — 1.3%
Altice France SA, Term Loan, 10.628%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		881	$ 897,978
Level 3 Financing, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/29/32		2,100	2,110,059
Virgin Media Bristol LLC, Term Loan, 7.041%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		1,800	1,632,861
			$ 4,640,898
Electric Utilities — 0.6%
MRP Buyer LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		2,159	$ 2,167,272
			$ 2,167,272
Electrical Equipment — 1.5%
Finco Utilitas BV, Term Loan, 5.442%, (6 mo. EURIBOR + 2.95%), 9/27/30	EUR	625	$ 727,411
Kohler Energy Co. LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		2,130	2,138,908
Nvent Electric PLC, Term Loan, 6.397%, (1 mo. USD Term SOFR + 2.75%), 1/30/32		1,117	1,122,006
PMI (US) Bidco, Inc.:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/16/33		647	651,401
Term Loan, 3/16/33(9)		103	104,224
SGB-SMIT Midco GmbH, Term Loan, 5.941%, (1 mo. EURIBOR + 3.75%), 3/12/33	EUR	525	609,060
			$ 5,353,010
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components — 2.2%
Belden, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 7/1/33		1,000	$ 1,006,250
Chamberlain Group, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 9/8/32		2,563	2,569,254
Creation Technologies, Inc., Term Loan, 9.512%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		1,295	1,292,609
Ingram Micro, Inc., Term Loan, 5.927%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		920	924,686
Range Red Operating, Inc.:
Term Loan, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(6)		175	139,605
Term Loan - Second Lien, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(6)		732	585,624
Spectris PLC:
Term Loan, 5.541%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	250	290,522
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		398	400,320
Verifone Systems, Inc., Term Loan, 9.584%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		445	423,067
			$ 7,631,937
Energy Equipment & Services — 0.4%
PG Investment Co. 59 SARL, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 3/26/31		1,545	$ 1,544,837
			$ 1,544,837
Engineering & Construction — 2.9%
American Residential Services LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		646	$ 648,957
Artera Services LLC, Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		415	368,404
Azuria Water Solutions, Inc.:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 4/25/33		1,766	1,764,598
Term Loan, 4/25/33(9)		184	183,335
Brand Industrial Services, Inc., Term Loan, 8/1/30(10)		500	400,470
Construction Partners, Inc., Term Loan, 5.749%, (1 mo. USD Term SOFR + 2.00%), 11/3/31		692	693,009
Crown Subsea Communications Holding, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 1/30/31		1,400	1,407,329
Green Infrastructure Partners, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		923	924,994
New Arclin U.S. Holding Corp., Term Loan, 8.147%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		525	484,688

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Northstar Group Services, Inc., Term Loan, 8.573%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		2,208	$ 2,217,261
Trilon Group LLC:
Term Loan, 2.666%, (3 mo. USD Term SOFR + 3.50%), 6/13/33(9)		53	53,250
Term Loan, 7.26%, (3 mo. USD Term SOFR + 3.50%), 6/13/33		972	972,391
			$ 10,118,686
Entertainment — 3.5%
City Football Group Ltd., Term Loan, 6.845%, (1 mo. USD Term SOFR + 3.00%), 7/22/30		1,221	$ 1,220,990
Creative Artists Agency LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		1,538	1,539,276
Discovery Global Holdings, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/3/33		2,795	2,800,727
EOC Borrower LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		2,970	2,982,994
MotoGP Sports Entertainment Group SL, Term Loan, 4.871%, (6 mo. EURIBOR + 2.25%), 8/18/32	EUR	225	260,773
Oak-Eagle AcquireCo, Inc., Term Loan, 8/4/33(10)		1,650	1,662,070
Pretzel Parent, Inc., Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		794	767,045
Varsity Brands, Inc., Term Loan, 6.484%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		953	954,723
			$ 12,188,598
Financial Services — 1.4%
CPI Holdco B LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,204	$ 1,202,515
NCR Atleos LLC, Term Loan, 6.668%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		551	551,620
Nuvei Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		518	506,625
Planet U.S. Buyer LLC, Term Loan, 6.656%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		1,201	1,207,145
Synechron, Inc., Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		1,112	1,044,519
TMF Group Holding BV, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 5/30/33		366	368,280
			$ 4,880,704
Food Products — 1.9%
CHG PPC Parent LLC, Term Loan, 6.845%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		383	$ 384,825
Del Monte Foods, Inc.:
Term Loan, 0.00%, 6/30/26(6)(11)		406	246,722
Term Loan, 0.00%, 8/2/28(6)(11)		125	0
Borrower/Description	Principal Amount* (000's omitted)	Value
Food Products (continued)
Del Monte Foods, Inc.: (continued)
Term Loan, 0.00%, 8/2/28(6)(11)	111	$ 67,226
Term Loan - Second Lien, 0.00%, 8/2/28(6)(11)	880	0
Froneri Lux Finco SARL, Term Loan, 6.454%, (6 mo. USD Term SOFR + 2.50%), 9/30/32	871	867,252
Golden State Food LLC, Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 12/4/31	872	874,352
Newly Weds Foods, Inc., Term Loan, 5.974%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	1,213	1,215,782
Nomad Foods Europe Midco Ltd., Term Loan, 6.158%, (6 mo. USD Term SOFR + 2.50%), 10/29/32	1,190	1,184,448
PFI Lower Midco LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 12/1/32	672	676,034
Treehouse Foods, Inc., Term Loan, 7.981%, (1 mo. USD Term SOFR + 4.25%), 2/11/33	1,025	1,029,602
		$ 6,546,243
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc.:
Term Loan, 6.482% - 6.498%, (3 mo. USD Term SOFR + 2.75%), 6/24/32	891	$ 895,345
Term Loan, 6/24/32(10)	225	226,090
		$ 1,121,435
Health Care Equipment & Supplies — 1.3%
Bausch & Lomb Corp., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	2,145	$ 2,155,123
Hologic, Inc., Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33	1,350	1,329,237
Journey Personal Care Corp., Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 3/1/28	1,073	1,072,103
		$ 4,556,463
Health Care Providers & Services — 7.4%
AEA International Holdings (Lux) SARL, Term Loan, 6.843%, (3 mo. USD Term SOFR + 3.00%), 7/29/33	710	$ 711,861
Cano Health LLC:
Term Loan, 11.509% - 11.865%, (6 mo. USD Term SOFR + 8.00%), 6/28/29(6)(9)	143	143,363
Term Loan, 13.732%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(6)	573	0
CNT Holdings I Corp., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 11/8/32	1,502	1,507,406
Ensemble RCM LLC, Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/9/33	1,150	1,147,125

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
ExamWorks BidCo, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 2/6/33	951	$ 955,432
Global Medical Response, Inc., Term Loan, 6.917%, (1 mo. USD Term SOFR + 3.25%), 10/1/32	1,658	1,666,870
Hanger, Inc.:
Term Loan, 6.136%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)	147	148,618
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	1,137	1,146,112
Heartland Dental LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 8/25/32	1,163	1,166,257
Mckesson Medical-Surgical Top Holdings, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/9/32	1,375	1,378,011
MDVIP, Inc., Term Loan, 6.474%, (1 mo. USD Term SOFR + 2.75%), 10/14/31	767	768,765
Medical Solutions Holdings, Inc.:
Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.50%), 11/1/30	1,027	130,063
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30	441	309,222
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30	1,283	868,905
Midwest Physician Administrative Services LLC, Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 3/12/31	717	702,254
National Mentor Holdings, Inc., Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	1,240	1,252,340
Pacific Dental Services LLC, Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 3/15/31	1,200	1,202,139
Phoenix Guarantor, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 2/21/31	1,460	1,461,874
Radiology Partners, Inc., Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 6/30/32	1,085	1,089,004
Radnet Management, Inc., Term Loan, 5.661%, (3 mo. USD Term SOFR + 2.00%), 4/18/31	935	935,610
Raven Acquisition Holdings LLC:
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	1,475	1,467,714
Term Loan, 11/19/31(9)	107	106,164
Select Medical Corp.:
Term Loan, 6.451%, (1 mo. USD Term SOFR + 2.72%), 12/3/31	960	960,778
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 12/3/31	925	928,469
Surgery Center Holdings, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/19/30	2,154	2,154,361
U.S. Anesthesia Partners, Inc., Term Loan, 7.761%, (1 mo. USD Term SOFR + 4.00%), 10/2/28	1,373	1,377,451
		$ 25,686,168
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology — 2.4%
athenahealth Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/16/32		2,232	$ 2,220,094
Cotiviti Corp., Term Loan - Second Lien, 6.397%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,970	2,781,999
Imprivata, Inc., Term Loan, 7.484%, (3 mo. USD Term SOFR + 3.75%), 11/30/29		350	352,151
PointClickCare Technologies, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		1,538	1,532,383
Project Ruby Ultimate Parent Corp., Term Loan, 6.595%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,568	1,568,902
			$ 8,455,529
Hotels, Restaurants & Leisure — 5.8%
Arcis Golf LLC, Term Loan, 8/5/33(10)		275	$ 275,000
Betclic Everest Group:
Term Loan, 4.734%, (3 mo. EURIBOR + 2.50%), 12/10/31	EUR	475	549,231
Term Loan, 5.234%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	450	520,962
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/10/31		375	376,406
Caesars Entertainment, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		1,275	1,218,382
Delivery Hero SE, Term Loan, 8.643%, (3 mo. USD Term SOFR + 5.00%), 12/12/29		1,569	1,589,287
Fertitta Entertainment LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		1,236	1,237,977
Gaia Purchaser, Inc., Term Loan, 6/25/33(10)		1,850	1,850,000
Herschend Entertainment Co. LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		396	397,782
Horizon U.S. Finco LP, Term Loan, 8.593%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		1,109	1,073,407
IRB Holding Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		2,073	2,079,798
Ontario Gaming GTA LP, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		1,466	1,407,893
Pioneer Opco LLC, Term Loan, 6.999%, (1 mo. USD Term SOFR + 3.25%), 5/16/33		800	805,644
Scientific Games Holdings LP, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		1,940	1,893,807
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		1,692	1,684,717

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Turquoise Topco Ltd., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		1,097	$ 1,093,135
Voyager Parent LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		2,184	2,189,379
			$ 20,242,807
Household Durables — 0.6%
Libbey Glass, Inc., Term Loan, 10.488%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		645	$ 501,699
PHRG Intermediate LLC, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		965	960,825
Serta Simmons Bedding LLC, Term Loan, 11.348%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		153	152,406
Somnigroup International, Inc., Term Loan, 5.89%, (1 mo. USD Term SOFR + 2.75%), 10/24/31		552	555,870
			$ 2,170,800
Independent Power and Renewable Electricity Producers — 0.7%
Cogentrix Finance Holdco I LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		1,216	$ 1,218,459
Invenergy Thermal Operating I LLC:
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		996	1,001,204
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		66	66,231
			$ 2,285,894
Insurance — 3.8%
Acrisure LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		2,637	$ 2,420,368
Alera Group, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		1,561	1,521,615
Alliant Holdings Intermediate LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		1,601	1,596,671
Broadstreet Partners, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		1,594	1,570,321
IMA Financial Group, Inc., Term Loan, 6.749%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		1,337	1,339,129
Siaci Saint Honore, Term Loan, 5.541%, (3 mo. EURIBOR + 3.25%), 7/26/32	EUR	1,100	1,269,162
Trucordia Insurance Holdings LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/17/32		1,669	1,485,007
Truist Insurance Holdings LLC:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		506	498,693
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Truist Insurance Holdings LLC: (continued)
Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		263	$ 253,729
USI, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		1,470	1,469,880
			$ 13,424,575
Interactive Media & Services — 1.3%
Aragorn Parent Corp., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 12/16/30		1,284	$ 1,293,603
Arches Buyer, Inc., Term Loan, 7.081%, (1 mo. USD Term SOFR + 3.25%), 8/4/31		1,929	1,929,777
Foundational Education Group, Inc., Term Loan, 8.334%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		1,409	1,308,260
			$ 4,531,640
IT Services — 3.5%
Ahead DB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/3/31		773	$ 767,302
Asurion LLC:
Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		2,460	2,311,093
Term Loan - Second Lien, 9.334%, (3 mo. USD Term SOFR + 5.25%), 1/20/29		550	546,293
Aurora Lux Finco SARL, Term Loan, 8.982%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		597	516,901
Gainwell Acquisition Corp., Term Loan, 7.832%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		1,897	1,883,755
NAB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		1,373	1,288,268
Newfold Digital Holdings Group, Inc., Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.60%), 4/30/29		479	388,487
Nielsen Consumer, Inc.:
Term Loan, 4.941%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	300	347,223
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		564	555,922
Plano HoldCo, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		568	447,862
Sedgwick Claims Management Services, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		2,089	2,077,036
Trio Bidco, Inc.:
Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		406	403,503
Term Loan, 10/29/32(9)		43	42,581

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Virtusa Corp., Term Loan, 2/15/29(10)		750	$ 679,376
			$ 12,255,602
Leisure Products — 0.5%
Recess Holdings, Inc., Term Loan, 7.56%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,618	$ 1,617,877
			$ 1,617,877
Life Sciences Tools & Services — 1.8%
Loire Finco Luxembourg SARL:
Term Loan, 5.941%, (1 mo. EURIBOR + 3.75%), 1/21/30	EUR	935	$ 1,089,651
Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		307	308,513
Parexel International Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/12/31		1,489	1,493,097
Sotera Health Holdings LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 5/30/31		2,145	2,154,860
Star Parent, Inc., Term Loan, 7.23%, (3 mo. USD Term SOFR + 3.50%), 9/27/30		1,064	1,069,292
			$ 6,115,413
Machinery — 6.8%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/31/31		654	$ 657,467
AI Aqua Merger Sub, Inc., Term Loan, 6.152%, (3 mo. USD Term SOFR + 2.50%), 7/5/33		1,670	1,672,628
Apex Tool Group LLC, Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		53	19,849
Astro Acquisition LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/30/32		648	650,810
Bettcher Industries, Inc., Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 4/15/33		500	503,000
BG MS U.S. Holding LLC, Term Loan, 8.482%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		873	869,269
Cleanova U.S. Holdings LLC, Term Loan, 8.414%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		919	915,117
Columbus McKinnon Corp., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		792	795,281
Conair Holdings LLC, Term Loan, 7.595%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		1,302	1,127,647
Cube Industrials Buyer, Inc., Term Loan, 6.741%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		915	919,855
EMRLD Borrower LP:
Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		716	717,060
Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		1,007	1,008,298
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Engineered Machinery Holdings, Inc., Term Loan, 6.491%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		3,338	$ 3,352,214
Filtration Group Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 10/21/28		359	359,418
Icebox Holdco III, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		909	915,045
Jennmar Inter III LLC, Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 12/16/30		1,028	1,021,217
LSF12 Helix Parent LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		1,225	1,213,393
Resilience Parent LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/28/33		1,725	1,724,646
Roper Industrial Products Investment Co. LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 11/22/29		1,710	1,712,846
TK Elevator Midco GmbH:
Term Loan, 5.678%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	1,400	1,626,437
Term Loan, 6.704%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		1,961	1,971,210
			$ 23,752,707
Marine Transportation — 0.1%
Boluda Towage SL, Term Loan, 6/30/33(10)		175	$ 176,039
			$ 176,039
Media — 1.5%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		734	$ 735,633
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		617	618,014
Charter Communications Operating LLC, Term Loan, 5.975%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		566	546,161
Emerald Expositions Holding, Inc.:
Term Loan, 7/14/33(10)		430	430,399
Term Loan, 7/14/33(9)(10)		45	44,601
Fleet U.S. Bidco, Inc., Term Loan, 6.479%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		817	820,855
Gray Television, Inc., Term Loan, 6.761%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		427	429,705
Nexstar Media, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/18/33		1,024	1,024,087

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Univision Communications, Inc., Term Loan, 7.095%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	434	$ 429,857
WH Borrower LLC, Term Loan, 8.142%, (3 mo. USD Term SOFR + 4.50%), 2/20/32	150	150,456
		$ 5,229,768
Metals/Mining — 0.4%
Arsenal AIC Parent LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	864	$ 868,161
Wireco Worldgroup, Inc., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	362	361,947
		$ 1,230,108
Oil, Gas & Consumable Fuels — 2.4%
Freeport LNG Investments LLLP, Term Loan, 6.979%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	2,269	$ 2,280,852
GIP Pilot Acquisition Partners LP, Term Loan, 5.641%, (3 mo. USD Term SOFR + 2.00%), 5/19/33	571	571,388
Matador Bidco SARL, Term Loan, 8.081%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	2,234	2,245,587
Natgasoline LLC, Term Loan, 9.231%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	509	514,951
Oxbow Carbon LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	481	484,396
UGI Energy Services LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 2/22/30	1,561	1,564,486
Venture Global Calcasieu Pass LLC, Term Loan, 6.954%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	875	882,039
		$ 8,543,699
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	489	$ 469,200
		$ 469,200
Pharmaceuticals — 1.5%
Amneal Pharmaceuticals LLC:
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 8/2/32	546	$ 548,351
Term Loan, 8/1/32(10)	1,390	1,396,297
Bausch Health Cos., Inc., Term Loan, 9.981%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	866	842,623
Ceva Sante Animale, Term Loan, 6.393%, (3 mo. USD Term SOFR + 2.75%), 11/12/30	391	392,940
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		1,528	$ 1,534,102
Padagis LLC, Term Loan, 8.742%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		459	442,162
			$ 5,156,475
Professional Services — 5.5%
AAL Delaware Holdco, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/30/31		1,459	$ 1,466,127
Amspec Parent LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 12/22/31		1,213	1,219,060
APFS Staffing Holdings, Inc., Term Loan, 7.981%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		219	197,904
Citrin Cooperman Advisors LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		1,365	1,341,379
CohnReznick LLP:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		916	899,525
Term Loan, 3/31/32(9)		53	52,218
CoreLogic, Inc., Term Loan, 7.974%, (1 mo. USD Term SOFR + 4.25%), 7/25/31		1,100	1,058,519
EAB Global, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		1,215	1,075,465
First Advantage Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		577	576,476
Galaxy Bidco Ltd., Term Loan, 6.242%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	675	786,646
Grant Thornton Advisors LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		2,102	1,986,520
Heron Bidco, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		800	806,200
Highspring Holdings LLC, Term Loan, 8.882%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		913	753,071
iSolved, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		563	534,110
Mermaid Bidco, Inc., Term Loan, 6.908%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,527	1,509,416
Neptune Bidco U.S., Inc., Term Loan, 8.863%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		1,799	1,791,155
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 4.984%, (3 mo. EURIBOR + 2.75%), 7/15/32	EUR	2,339	2,703,999
Turbo EMEA Holdings BV, Term Loan, 5.459%, (1 mo. EURIBOR + 3.25%), 9/23/32	EUR	225	258,115
			$ 19,015,905

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Real Estate Management & Development — 1.1%
CyrusOne Holdco LLC, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 7/8/33	700	$ 679,875
Greystar Real Estate Partners LLC, Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 8/21/30	2,050	2,052,724
Metropolis Technologies, Inc., Term Loan, 8.916%, (3 mo. USD Term SOFR + 5.25%), 11/3/32	1,119	1,104,918
		$ 3,837,517
Road & Rail — 1.2%
First Student Bidco, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/15/30	1,380	$ 1,383,542
Hertz Corp.:
Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 6/30/28	731	399,749
Term Loan, 7.584%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	1,217	673,125
Term Loan, 7.584%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	241	133,535
Kenan Advantage Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	1,699	1,704,761
		$ 4,294,712
Semiconductors & Semiconductor Equipment — 0.0%†
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(11)	444	$ 24,440
Term Loan, 13.732%, (3 mo. USD Term SOFR + 10.00%), 7/20/26	20	19,629
Term Loan, 7/20/26(9)	14	14,172
		$ 58,241
Software — 14.4%
Applied Systems, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 2/24/31	1,382	$ 1,361,133
Bending Spoons U.S., Inc., Term Loan, 9.29%, (1 mo. USD Term SOFR + 5.88%), 3/7/31	449	451,802
Boxer Parent Co., Inc., Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 7/30/31	2,329	2,126,805
Calabrio, Inc., Term Loan, 7.666%, (3 mo. USD Term SOFR + 4.00%), 11/26/32	1,072	835,171
Cloud Software Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/21/31	2,481	2,256,213
Cloudera, Inc.:
Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	2,202	1,955,979
Term Loan - Second Lien, 9.831%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	650	462,673
Clover Holdings 2 LLC, Term Loan, 12/9/31(10)	1,500	1,471,875
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Constant Contact, Inc., Term Loan, 8.015%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	727	$ 690,178
Cvent, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 6/17/30	1,072	1,047,005
Cyberswift U.S. Finco LLC, Term Loan, 10/8/32(10)	790	791,730
Dayforce, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/4/33	2,150	2,005,251
Delta TopCo, Inc., Term Loan, 11/30/29(10)	1,637	1,571,037
Drake Software LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	525	501,199
ECI Macola Max Holding LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	1,377	1,316,426
Epicor Software Corp., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	2,876	2,751,396
Finastra USA, Inc., Term Loan, 9/15/32(10)	500	481,095
IGT Holding IV AB, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 9/1/31	500	497,500
Marcel LUX IV SARL, Term Loan, 6.62%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	1,789	1,759,625
McAfee LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,365	2,145,906
MIS Acquisition LLC, Term Loan, 8.164%, (3 mo. USD Term SOFR + 4.50%), 4/22/31	1,125	1,039,922
N-Able International Holdings II LLC, Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 11/26/32	199	194,523
OceanKey (U.S.) II Corp., Term Loan, 7.331%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,487	1,435,180
OID-OL Intermediate I LLC, Term Loan, 9.823%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	390	378,290
Polaris Newco LLC, Term Loan, 8.084%, (3 mo. USD Term SOFR + 4.00%), 6/2/28	1,754	1,569,814
Project Alpha Intermediate Holding, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	2,155	1,690,419
Project Boost Purchaser LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,454	1,425,827
Proofpoint, Inc., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	1,869	1,838,997
Quartz Acquireco LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	1,462	1,239,397
RealPage, Inc.:
Term Loan, 6.994%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	1,619	1,553,011
Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	444	428,922
Rocket Software, Inc., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 11/28/28	791	763,868

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.:
Term Loan, 9.831%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		1,230	$ 1,089,999
Term Loan, 9.831%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		536	475,471
Term Loan, 10.081%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		238	211,604
Term Loan, 10.081%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		327	292,412
SkillSoft Corp., Term Loan, 9.095%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		1,448	739,993
SolarWinds Holdings, Inc., Term Loan, 7.671%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		2,084	1,636,136
UKG, Inc., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 2/10/31		4,308	4,141,962
Vision Solutions, Inc., Term Loan, 8.084%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		1,865	1,508,631
			$ 50,134,377
Specialty Retail — 2.2%
Apro LLC, Term Loan, 7.425%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		590	$ 591,221
Boels Topholding BV, Term Loan, 4.759%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	496	572,916
CD&R Firefly Bidco Ltd., Term Loan, 8.231%, (1 day GBP SONIA + 4.50%), 7/3/31	GBP	325	441,122
Great Outdoors Group LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,554	2,569,040
Harbor Freight Tools USA, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,196	2,196,855
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31		4	3,962
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28		898	897,247
Speedster Bidco GmbH, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		491	487,492
			$ 7,759,855
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure Holdings LLC, Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 1/14/33		935	$ 933,467
			$ 933,467
Trading Companies & Distributors — 3.7%
BCPE Empire Holdings, Inc., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		1,147	$ 1,136,015
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
CD&R Hydra Buyer, Inc., Term Loan, 7.831%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		1,473	$ 1,480,349
Core & Main LP, Term Loan, 5.656%, (3 mo. USD Term SOFR + 2.00%), 2/9/31		366	366,512
DXP Enterprises, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		1,177	1,184,284
Park River Holdings, Inc., Term Loan, 3/15/31(10)		150	150,274
Quimper AB, Term Loan, 5.292%, (3 mo. EURIBOR + 2.98%), 3/31/30	EUR	775	897,954
Ramudden Global Group GmbH, Term Loan, 5.441%, (1 mo. EURIBOR + 3.25%), 5/20/33	EUR	2,175	2,529,533
Spin Holdco, Inc.:
Term Loan, 9.182%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		467	481,596
Term Loan - Second Lien, 8.014%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		1,083	805,938
White Cap Buyer LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		2,742	2,741,902
Windsor Holdings III LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		1,119	1,122,728
			$ 12,897,085
Transportation Infrastructure — 1.9%
Brown Group Holding LLC:
Term Loan, 6.166% - 6.231%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		1,437	$ 1,442,173
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		2,098	2,106,030
Carrix, Inc.:
Term Loan, 7/27/33(10)		1,146	1,144,401
Term Loan, 7/27/33(9)(10)		229	228,880
KKR Apple Bidco LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		1,723	1,729,375
			$ 6,650,859
Total Senior Floating-Rate Loans (identified cost $425,233,434)			$ 415,291,327

Warrants — 0.0%

Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(6)	3,360	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(12)	10,263,629	$ 10,263,629
Total Short-Term Investments (identified cost $10,263,629)		$ 10,263,629
Total Investments — 139.4% (identified cost $499,119,086)		$ 486,400,838
Less Unfunded Loan Commitments — (0.2)%		$ (824,920)
Net Investments — 139.2% (identified cost $498,294,166)		$ 485,575,918
Other Assets, Less Liabilities — (39.1)%		$(136,226,715)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (0.1)%		$ (396,637)
Net Assets Applicable to Common Shares — 100.0%		$ 348,952,566

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $49,801,379 or 14.3% of the Trust's net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)	When-issued, variable rate security whose interest rate will be determined after July 31, 2026.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(7)	Affiliated company.
(8)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$804,095.

(10)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(11)
Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,860,601	EUR	8,613,275	Standard Chartered Bank	8/4/26	$ —	$(71,795)
GBP	30,956	USD	41,358	Standard Chartered Bank	8/28/26	362	—
USD	1,573,714	GBP	1,174,704	Standard Chartered Bank	8/28/26	—	(9,459)
USD	10,786,929	EUR	9,255,185	Deutsche Bank AG	8/31/26	102,889	—
USD	9,921,261	EUR	8,613,274	Standard Chartered Bank	9/2/26	—	(22,557)
GBP	500,000	USD	659,788	Standard Chartered Bank	9/30/26	14,075	—
USD	5,755,941	EUR	5,037,716	State Street Bank and Trust Company	9/30/26	—	(66,383)
						$117,326	$(170,194)

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At July 31, 2026, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
Affiliated Investments
At July 31, 2026, the value of the Trust's investment in funds that may be deemed to be affiliated was $15,324,665, which represents 4.3% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 5,153,319	$ —	$ —	$(92,283)	$ 5,061,036	$141,474	104,675
Short-Term Investments
Liquidity Fund, Institutional Class(1)	8,924,269	137,410,046	(136,070,686)	—	—	10,263,629	245,246	10,263,629
Total				$ —	$(92,283)	$15,324,665	$386,720

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$35,459,170	$ —	$35,459,170
Common Stocks	18,815	4,433,883	646,224	5,098,922
Corporate Bonds	—	14,342,209	—	14,342,209
Exchange-Traded Funds	5,061,036	—	—	5,061,036
Preferred Stocks	—	314,007	570,538	884,545

Eaton Vance
Senior Floating-Rate Trust
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$ —	$413,221,803	$1,244,604	$414,466,407
Warrants	—	—	0	0
Short-Term Investments	10,263,629	—	—	10,263,629
Total Investments	$15,343,480	$467,771,072	$2,461,366	$485,575,918
Forward Foreign Currency Exchange Contracts	$ —	$117,326	$ —	$117,326
Total	$15,343,480	$467,888,398	$2,461,366	$485,693,244
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(170,194)	$ —	$(170,194)
Total	$ —	$(170,194)	$ —	$(170,194)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.